Income taxes - Deferred tax assets not recognized (Details) $ in Millions	Dec. 31, 2025 USD ($)
Deferred tax assets and liabilities
Undistributed reserves of subsidiaries for which no deferred tax liability is recognized	$ 4,271
Unrecognised deferred tax assets	2,899
France
Deferred tax assets and liabilities
Unrecognised deferred tax assets	1,153
Namibia
Deferred tax assets and liabilities
Unrecognised deferred tax assets	315
Australia
Deferred tax assets and liabilities
Unrecognised deferred tax assets	$ 201